GOODWILL (Tables)	12 Months Ended
Feb. 28, 2013
GOODWILL
Schedule of changes in the carrying amount of goodwill

	As of	As of
	February 29,	February 28,
	2012	2013
Gross amount:
Beginning balance	$2,047,189	$2,073,091
Exchange difference	25,902	6,369
Ending balance	2,073,091	2,079,460
Accumulated impairment loss:
Beginning balance	$(1,384,606)	$(1,524,266)
Charge for the year	(139,660)	—
Ending balance	(1,524,266)	(1,524,266)
Goodwill, net	$548,825	$555,194